Subsequent Events	12 Months Ended
Jul. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Note 10. Subsequent Events

The Jaxon Investment Agreement

On September 15, 2014, we entered into an investment agreement (the “Jaxon Investment Agreement”) with Jaxon Group Corp., a Louisiana corporation (“Jaxon”). Pursuant to the terms of the Jaxon Investment Agreement, Jaxon committed to purchase up to $5,000,000 of our common stock over a period of up to thirty-six (36) months.

In connection with the Jaxon Investment Agreement, we also entered into a registration rights agreement with Jaxon, pursuant to which we are obligated to file a registration statement with the SEC covering 10,000,000 shares of our common stock underlying the Jaxon Investment Agreement within 21 days after the closing of the transaction. In addition, we are obligated to use all commercially reasonable efforts to have the registration statement declared effective by the SEC within 120 days after the closing of the transaction and maintain the effectiveness of such registration statement until termination of the Jaxon Investment Agreement.

The proceeds to be received will depend upon the stock price immediately prior to the stock put being exercised.

Jaxon will periodically purchase our common stock under the Jaxon Investment Agreement and will, in turn, sell such shares to investors in the market at the market price. This may cause our stock price to decline, which will require us to issue increasing numbers of common shares to Jaxon to raise the same amount of funds, as our stock price declines.

No amounts have been requested by the Company or funded under the Jaxon Investment Agreement. Jaxon is not obligated to purchase our common stock under the Jaxon Investment Agreement until the registration statement is declared effective. The registration statement has not been declared effective as of the date of this filing.

Purchase of Shares under the Jaxon Investment Agreement

From time to time during the thirty-six (36) months period commencing with the effectiveness of the registration statement, we may deliver a put notice to Jaxon which states the dollar amount that we intend to sell to Jaxon on a date specified in the put notice. The purchase price per share to be paid by Jaxon shall be calculated at a fifty percent (50%) discount to the lowest price of the common stock as reported by Bloomberg, L.P. during the twenty (20) consecutive trading days immediately prior to the receipt by Jaxon of the put notice. We have reserved 30,000,000 shares of our common stock for issuance under the Jaxon Investment Agreement, including 10,000,000 shares included in the registration statement.